ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2012
Accounts Payable and Accrued Liabilities, Current [Abstract]
Schedule of Accrued Expenses

Accrued expenses consist of the following at December 31:

	2012	2011
Accrued payroll	$99,345	$62,180
Deferred rent	27,884	21,941
Accrued vacation	58,405	32,692
Accrued warranty reserve	5,000	5,000
Other accruals	148	977
	$190,782	$122,790